Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Indefinite lived, gross	$ 109,100
Total, Gross	324,400
Accumulated Amortization	(82,600)
Effect of Foreign Currency, Finite lived	(2,000)
Total, Net	$ 239,836	$ 253,685
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	9 years
Other intangible assets, Finite lived, gross	$ 207,000
Accumulated Amortization	(75,000)
Effect of Foreign Currency, Finite lived	(2,000)
Other intangible assets, Finite lived, Net	$ 130,000	142,700
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Other intangible assets, Finite lived, gross	$ 600
Accumulated Amortization	(600)
Effect of Foreign Currency, Indefinite Lived	0
Other intangible assets, Finite lived, Net		100
Other intangible assets, Indefinite lived, Net	$ 109,100	109,100
Integrated Software System [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Other intangible assets, Finite lived, gross	$ 7,700
Accumulated Amortization	(7,000)
Other intangible assets, Finite lived, Net	$ 700	$ 1,800
Integrated Software System [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	1 year